Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
The transactions between related parties discussed below were entered into at arm's-length.
(a) Transactions with Covéa Group
Covéa Coopérations is part of the Covéa Group, which meets the definition of a related party. In this context, the Covéa Group covers Covéa (the parent company of the Covéa Group, whose legal form is "SGAM" i.e. a mutual insurance group company), its affiliated mutual companies, Covéa Coopérations, and their subsidiaries and affiliates included in their consolidated financial statements.
During 2023, the Company declared and paid to the Covéa Coopérations common share dividends totaling $200 million. During 2022, no common share dividends were declared and paid to Covéa Coopérations. In addition to the common share dividends, a deemed dividend was paid to Covéa Coopérations during 2023 of $18 million related to the Company acquiring renewal rights associated with an identified set of reinsurance treaties written by Covéa Coopérations. The Company is providing run-off services to Covéa Coopérations for the related in-force business until the natural expiry of those policies. For the year ended December 31, 2023, the Company earned $3 million related to services provided which was recognized as a receivable at the year end.
In the normal course of its underwriting activities, the Company entered into assumed reinsurance agreements with certain affiliates of the Covéa Group.
Included in the Consolidated Statements of Operations for the year ended December 31, 2023 were the following transactions related to the Covéa Group (in thousands of U.S. dollars):

2023
Gross premiums written	$10,759
Net premiums written	$10,759
Decrease in unearned premiums	$305
Net premiums earned	$11,064
Losses and loss expenses	$21,697
Acquisition costs	$33
Included in the Consolidated Balance Sheets at December 31, 2023 and 2022 were the following balances related to the Covéa Group (in thousands of U.S. dollars):

	2023	2022
Reinsurance balances receivable	$3,781	$3,169
Non-life reserves	$107,736	$95,013
Life and health reserves	$5,798	$1,175
Unearned premiums	$335	$571
Other reinsurance balances payable	$206	$106
Upon close of the acquisition of the Company's common shares by Covéa Coopérations in 2022, the Covéa Group sold its interest in the Company's third-party capital vehicles.
(b) Transactions with EXOR
Prior to the acquisition of the Company's common shares by Covéa Coopérations in 2022, EXOR was a related party to PartnerRe. The following transactions occurred during EXOR's ownership of the Company.
During 2022 and 2021, the Company declared and paid to EXOR Nederland N.V. common share dividends totaling $178 million and $107 million, respectively.
In the normal course of its investment operations, the Company bought or held securities of companies affiliated with the Company, including the following:
•In 2021, the Company invested in two Exor managed funds. Net unrealized losses related to these funds of $72 million were recorded in the Consolidated Statements of Operations for the year ended December 31, 2022 (including $34 million pre-acquisition), compared to net unrealized gains of $115 million for the year ended December 31, 2021.
•In 2018, the Company entered into an agreement with Exor to invest in a newly formed limited partnership, Exor Seeds L.P. During 2021, the Company sold its interest in Exor Seeds L.P. to Exor S.A. at a transaction price of $51 million.
•In 2017, the Company invested $500 million in two Exor managed public equity funds. In conjunction with the acquisition of the Company by Covéa Coopérations in 2022, the Company sold a portion of these funds to EXOR for total consideration of $772 million, resulting in a realized gain of $450 million, the majority of which was included in unrealized gains in prior periods. Net realized and unrealized investment gains related to these funds of $40 million (including $24 million of losses pre-acquisition) and $115 million were recorded in the Consolidated Statements of Operations for the years ended December 31, 2022 and 2021, respectively.
During the years ended December 31, 2022 and 2021, the Company was a party to various agreements with Exor whereby Exor provided services in exchange for fees as follows:
•advisory services related to certain real estate investments where the Company paid approximately $265 thousand and $433 thousand for services rendered in 2022 and 2021, respectively. This agreement is terminated effective June 30, 2024.
•investment advisory services and use of certain office space, where the Company paid $175 thousand related to services provided in 2021. This agreement was terminated in 2021.
•certain advisory services for a fee of $184 thousand for 2022 and $350 thousand for 2021. This agreement terminated in 2022 in conjunction with the acquisition of the Company by Covéa Coopérations.
•consulting services related to certain investments such as alternative fixed income, real estate, public equity and private equity funds as well as co-invest opportunities. The related consulting service agreement was effective April 1, 2021 and the Company paid $3.9 million and $2.6 million related to services provided in 2022 and 2021, respectively. This agreement was terminated effective March 31, 2023.
Following the acquisition of the Company's common shares by Covéa Coopérations in 2022, EXOR is no longer a related party to PartnerRe.
(c) Other
In the normal course of its underwriting activities, the Company has entered into reinsurance agreements with companies affiliated with the Company. Refer to Note 12 for further details.